VARIABLE INTEREST ENTITIES ("VIE") - Summary of assets and liabilities of lessor VIEs (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Restricted cash	$ 408,563	$ 74,587
Total assets	4,307,588	3,991,993	$ 2,665,221
Long-term interest bearing debt - current portion	501,618	116,431
Long-term interest bearing debt - non-current portion	1,376,443	1,264,356
Liabilities	2,413,249	1,709,486
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Restricted cash	35,450	0
Total assets	39,068	0
Short-term interest bearing debt	408,978	31,826
Long-term interest bearing debt - current portion	15,650	7,650
Long-term interest bearing debt - non-current portion	285,700	145,350
Liabilities	912,053	184,826
Variable Interest Entity, Primary Beneficiary | Disposal Group, Held-for-sale, Not Discontinued Operations
Variable Interest Entity [Line Items]
Restricted cash	3,618	0
Short-term interest bearing debt	201,725	$ 0
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Golar Glacier
Variable Interest Entity [Line Items]
Restricted cash	7,132
Total assets	7,132
Short-term interest bearing debt	31,826
Long-term interest bearing debt - current portion	7,650
Long-term interest bearing debt - non-current portion	137,700
Liabilities	177,176
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Golar Kelvin
Variable Interest Entity [Line Items]
Restricted cash	16,942
Total assets	16,942
Short-term interest bearing debt	182,540
Long-term interest bearing debt - current portion	0
Long-term interest bearing debt - non-current portion	0
Liabilities	182,540
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Golar Snow
Variable Interest Entity [Line Items]
Restricted cash	8,648
Total assets	8,648
Short-term interest bearing debt	22,566
Long-term interest bearing debt - current portion	8,000
Long-term interest bearing debt - non-current portion	148,000
Liabilities	178,566
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Golar Ice
Variable Interest Entity [Line Items]
Restricted cash	2,728
Total assets	2,728
Short-term interest bearing debt	172,046
Long-term interest bearing debt - current portion	0
Long-term interest bearing debt - non-current portion	0
Liabilities	172,046
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Disposal Group, Held-for-sale, Not Discontinued Operations | Golar Glacier
Variable Interest Entity [Line Items]
Restricted cash	0
Short-term interest bearing debt	0
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Disposal Group, Held-for-sale, Not Discontinued Operations | Golar Kelvin
Variable Interest Entity [Line Items]
Restricted cash	0
Short-term interest bearing debt	0
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Disposal Group, Held-for-sale, Not Discontinued Operations | Golar Snow
Variable Interest Entity [Line Items]
Restricted cash	0
Short-term interest bearing debt	0
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Disposal Group, Held-for-sale, Not Discontinued Operations | Golar Ice
Variable Interest Entity [Line Items]
Restricted cash	0
Short-term interest bearing debt	0
CMBL Lessor VIE | Variable Interest Entity, Primary Beneficiary | Golar Tundra
Variable Interest Entity [Line Items]
Restricted cash	0
Total assets	3,618
Short-term interest bearing debt	0
Long-term interest bearing debt - current portion	0
Long-term interest bearing debt - non-current portion	0
Liabilities	201,725
CMBL Lessor VIE | Variable Interest Entity, Primary Beneficiary | Disposal Group, Held-for-sale, Not Discontinued Operations | Golar Tundra
Variable Interest Entity [Line Items]
Restricted cash	3,618
Short-term interest bearing debt	$ 201,725